Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Arrangements [Abstract]
Disclosure of expenses of share-based payments arrangements
The Company operates various share-based compensation plans, both equity-settled and cash-settled plans. The consolidated statement of profit or loss includes the following expenses arising from share-based payments:

	Year ended December 31,
in € thousand	2024	2023	2022
Stock option plans	7,894	5,152	1,916
Free ordinary shares program	1,501	1,514	719
Phantom shares	(685)	(390)	(11,291)
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	8,710	6,276	(8,656)

Disclosure of number and weighted average exercise prices of share options and phantom shares
Changes in the number of stock options outstanding and their related weighted average exercise prices are as follows:

	2024			2023
	Number of options	Number of shares available	Average exercise price (in € per share)	Number of options	Number of shares available	Average exercise price (in € per share)
OUTSTANDING AS AT JANUARY 1	8,550,802	8,550,802	5.02	5,774,339	5,776,114	4.90
Granted	4,957,716	4,957,716	2.62	3,441,269	3,441,269	5.25
Expired	—	—	N/A	(3,648)	(4,015)	2.92
Forfeited	(1,036,473)	(1,036,473)	4.47	(647,024)	(647,024)	5.25
Exercised	—	—	N/A	(14,134)	(15,542)	2.92
OUTSTANDING AT YEAR END	12,472,045	12,472,045	3.44	8,550,802	8,550,802	5.02
Exercisable at year end	4,766,957	4,766,957	4.61	3,296,856	3,296,856	3.98
In accordance with the foregoing, changes in the outstanding phantom shares are as follows:

	Year ended December 31,
Number of phantom shares	2024	2023
OUTSTANDING AS AT JANUARY 1	410,500	670,500
Granted	—	—
Forfeited	(161,000)	(50,000)
Exercised	(210,000)	(210,000)
OUTSTANDING AT YEAR END	39,500	410,500

Disclosure of maturity analysis of available share options outstanding and phantom shares outstanding
Stock options outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price (in € per share)	Number of options as at December 31, (presentation as number of convertible shares)
Expiry date		2024	2023
2025	3.92	43,655	43,655
2026	2.71	14,500	14,500
2027	2.85	551,475	551,475
2029	3.05	1,596,166	1,770,676
2032	6.47	2,339,974	2,750,477
2033	5.25	3,005,809	3,420,019
2034	2.62	4,920,466	—
OUTSTANDING AT YEAR END		12,472,045	8,550,802.00
Phantom shares outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price (in € per share)	Number of phantom shares as at December 31,
Expiry date		2024	2023
2027	2.85	6,250	6,250
2029	3.05	33,250	194,250
2030	—	—	210,000
OUTSTANDING AT YEAR END		39,500	410,500

Disclosure of significant inputs in the model, shares options and phantom shares
The significant inputs into the models were:

As at Oct 2024
Expected volatility (%), based on historical volatility	75.42%
Expected vesting period (term in years)	5.50 – 6.50
Risk-free interest rate (%)	2.03% – 2.43%
The significant inputs into the models were:

	Year ended December 31,
	2024	2023
Expected volatility (in %)	53.47%	51.26%
Expected vesting period (term in years)	—	—
Risk-free interest rate (in %)	2.31%	2.10%

Disclosure of number of free ordinary shares granted
The number of free ordinary shares granted was as follows:

	Year ended December 31,
Number of free ordinary shares granted	2024	2023
Executive Committee (formerly Management Board)	572,793	263,842
Senior Leadership Group	418,850	181,478
FREE ORDINARY SHARES GRANTED	991,643	445,320

Disclosure of number and weighted average exercise prices of of free ordinary shares
In accordance with the foregoing, changes in the outstanding free ordinary shares are as follows:

	Year ended December 31,
Number of free shares	2024	2023
OUTSTANDING AS AT JANUARY 1	1,368,630	1,487,667
Granted	991,643	445,320
Forfeited	(265,872)	(14,725)
Exercised	(609,382)	(549,632)
OUTSTANDING AT YEAR END	1,485,019	1,368,630